Segment Information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Segment Information
Number of reportable segments | segment	1
Non-current assets	$ 28,718,502	$ 6,196,693
PRC
Segment Information
Non-current assets	26,560,143	2,655,953
USA
Segment Information
Non-current assets	$ 2,158,359	$ 3,540,740